Reinsurance - Schedule of Reinsurance Recoverables by A.M. Best Rating and Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) reinsurer	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Ceded Credit Risk [Line Items]
Total	$ 436.0
Less: Allowance	(0.3)	$ (0.4)	$ 0.0
Total	$ 435.7	$ 423.6
Number of reinsurers with the largest reinsurance recoverable balances | reinsurer	3
Ceded future policyholder benefits and expense
Ceded Credit Risk [Line Items]
Total	$ 333.2
Less: Allowance	(0.2)
Total	333.0
Ceded unearned premiums
Ceded Credit Risk [Line Items]
Total	2.2
Less: Allowance	0.0
Total	2.2
Ceded claims and benefits payable
Ceded Credit Risk [Line Items]
Total	100.3
Less: Allowance	(0.1)
Total	100.2
Ceded paid losses
Ceded Credit Risk [Line Items]
Total	0.3
Less: Allowance	0.0
Total	0.3
John Hancock, The Hartford and Sun Life
Ceded Credit Risk [Line Items]
Total	435.3
A++ or A+
Ceded Credit Risk [Line Items]
Total	431.0
A++ or A+ | Ceded future policyholder benefits and expense
Ceded Credit Risk [Line Items]
Total	328.2
A++ or A+ | Ceded unearned premiums
Ceded Credit Risk [Line Items]
Total	2.2
A++ or A+ | Ceded claims and benefits payable
Ceded Credit Risk [Line Items]
Total	100.3
A++ or A+ | Ceded paid losses
Ceded Credit Risk [Line Items]
Total	0.3
B++ or B+
Ceded Credit Risk [Line Items]
Total	5.0
B++ or B+ | Ceded future policyholder benefits and expense
Ceded Credit Risk [Line Items]
Total	5.0
B++ or B+ | Ceded unearned premiums
Ceded Credit Risk [Line Items]
Total	0.0
B++ or B+ | Ceded claims and benefits payable
Ceded Credit Risk [Line Items]
Total	0.0
B++ or B+ | Ceded paid losses
Ceded Credit Risk [Line Items]
Total	0.0
Not Rated
Ceded Credit Risk [Line Items]
Total	0.0
Not Rated | Ceded future policyholder benefits and expense
Ceded Credit Risk [Line Items]
Total	0.0
Not Rated | Ceded unearned premiums
Ceded Credit Risk [Line Items]
Total	0.0
Not Rated | Ceded claims and benefits payable
Ceded Credit Risk [Line Items]
Total	0.0
Not Rated | Ceded paid losses
Ceded Credit Risk [Line Items]
Total	$ 0.0